Dividends on ordinary shares and preference shares (Tables)	6 Months Ended
Jun. 30, 2026
Dividends [Abstract]
Dividends on ordinary shares and preference shares

	Half year ended 30.06.26	Half year ended 30.06.25

Dividends paid during the period	£m	£m
Ordinary shares	1,175	1,195
Preference shares	14	18
Total	1,189	1,213